Document and Entity Information	Aug. 12, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Aug. 12, 2021
Entity Registrant Name	MannKind Corporation
Entity Incorporation State Country Code	DE
Entity File Number	000-50865
Entity Tax Identification Number	13-3607736
Entity Address, Address Line One	30930 Russell Ranch Road
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Westlake Village
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91362
City Area Code	818
Local Phone Number	661-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	MNKD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K (“Amendment No. 1”) is being filed to amend the Current Report on Form 8-K filed by MannKind Corporation with the Securities and Exchange Commission on August 16, 2021 (the “Original 8-K”). The Original 8-K incorrectly identified the Date of Report on the cover page as August 13, 2021. As disclosed in Item 1.01 of the Original 8-K and reproduced below, the date of the earliest event reported in the Original 8-K is August 12, 2021. This Amendment No. 1 to the Original 8-K is filed solely to correct the Date of Report on the cover page. No other changes have been made to the Original 8-K.
Amendment Flag	true
Entity Central Index Key	0000899460